Provisions (Tables)	12 Months Ended
Dec. 31, 2020
Provisions [Abstract]
Movement provisions
Amount

Balance as at January 1, 2019	$ 508
Arising during the year	57
Utilized	(149)
Balance as at December 31, 2019	$ 416

Balance as at January 1, 2020	$ 416
Arising during the year	139
Utilized	(104)
Balance as at December 31, 2020	$ 451